UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [x ]; Amendment Number: __1__
This Amendment (Check only one.):  [x] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     June 30,2005

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

State Street Corporation	Form 13F File Number 028-00399

Form 13F Information Table Entry Total:    71
Form 13F Information Table Value Total (Thousands):   $130,368

List of Other Included Managers:  1

State Street Corporation	Form 13F File Number 028-00399

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
"1-800-FLOWERS.COM, Inc."	COM		68243Q106 1375	195366	SH		Sole		195366
Adeza Biomedical Corporation	COM		006864102 758	44635	SH		Sole		44635
"Advanced Biophotonics, Inc. "	COM		00752G104 208	293172	SH		Sole		293172
Agile Software Corporation	COM		00846X105 890	141296	SH		Sole		140596		700
"Amazon.com, Inc."		COM		023135106 554	16754	SH		Sole		16754
Amdocs Ltd.			COM		G02602103 2669	101000	SH		Sole		68900		32100
Amerigroup Corporation		COM		03073T102 8426	209600	SH		Sole		209600
Applied Micro Circuits Corpora	COM		03822W109 365	142500	SH		Sole		140400		2100
"Arbinet-thexchange, Inc."	COM		03875P100 435	64888	SH		Sole		53507		11381
Arrowhead Research Corp. 	COM		042797100 82	29511	SH		Sole		29511
"At Road, Inc."			COM		04648K105 309	116110	SH		Sole		116110
Atmel Corp.			COM		049513104 66	28000	SH		Sole				28000
"BEA Systems, Inc."		COM		073325102 263	29950	SH		Sole		29950
"Blackbaud, Inc."		COM		09227Q100 1629	120642	SH		Sole		120642
"CNET Networks, Inc."		COM		12613R104 1038	88428	SH		Sole		83028		5400
"Check Point Software System, I"COM		M22465104 793	40000	SH		Sole		40000
Clear Channel Communications	COM		184502102 5375	173768	SH		Sole				173768
"Cotherix, Inc"			COM		22163T103 570	55900	SH		Sole		51700		4200
Cott Corporation		COM		22163N106 1791	82033	SH		Sole		72310		9723
"DeCODE genetics, Inc."		COM		243586104 320	34046	SH		Sole		31215		2831
Desarrolladora Homex S.A. - AD	COM		25030W100 980	35751	SH		Sole		35751
"Domino's Pizza, Inc."		COM		25754A201 203	9112	SH		Sole		9112
Du Pont 			COM		263534109 273	6350	SH		Sole				6350
"EBay, Inc."			COM		278642103 27312	827400	SH		Sole		813000		14400
"Encysive Pharmaceuticals, Inc."COM		29256X107 672	62200	SH		Sole		56800		5400
Equinix Inc.			COM		29444U106 497	11462	SH		Sole		11462
Exact Sciences Corporation	COM		30063P105 732	321068	SH		Sole		314000		7068
"FormFactor, Inc."		COM		346375108 1614	61093	SH		Sole		60093		1000
"Google, Inc. - Cl A "		COM		38259P508 6618	22500	SH		Sole		22500
Graphco Holdings Corp. 		COM		38866F109 3	43200	SH		Sole		43200
HewlettPackard			COM		428236103 304	12929	SH		Sole				12929
"Impax Laboratories, Inc."	COM		45256B101 1179	75000	SH		Sole				75000
Inamed Corporation		COM		453235103 4392	65548	SH		Sole		63348		2200
"Inspire Pharmaceuticals, Inc."	COM		457733103 1046	124275	SH		Sole		110050		14225
Integrated Circuit Systems	COM		45811K208 1197	58000	SH		Sole		58000
InterActiveCorp			COM		44919P300 729	30368	SH		Sole		30368
Intralase Corp			COM		461169104 1376	70108	SH		Sole		48334		21774
Juniper Networks 		COM		48203R104 2522	100154	SH		Sole		86489		13665
"Keryx Biopharmaceuticals, Inc."COM		492515101 2454	185900	SH		Sole		79500		106400
"Kinetic Concepts, Inc."	COM		49460W208 2227	37110	SH		Sole				37110
Linear Technology Corp.		COM		535678106 3715	101260	SH		Sole		65260		36000
"Lionbridge Technologies, Inc."	COM		536252109 88	13000	SH		Sole		13000
"Microchip Technology, Inc."	COM		595017104 3443	116250	SH		Sole		116250
Microsoft Corp.			COM		594918104 273	11000	SH		Sole				11000
"Momenta Pharmaceuticals, Inc."	COM		60877T100 3155	159563	SH		Sole		137803		21760
"Motive, Inc."			COM		61980V107 533	53687	SH		Sole		53687
"Myogen, Inc."			COM		62856E104 707	101091	SH		Sole		81700		19391
"Netflix, Inc."			COM		64110L106 1570	95700	SH		Sole		74500		21200
"Nextel Communications, Inc."	COM		65332V103 1615	50000	SH		Sole		50000
"Nuvasive, Inc."		COM		670704105 413	24823	SH		Sole		24823
PMC/Sierra Semiconductor Corp.	COM		69344F106 438	46967	SH		Sole		46967
Pharmion Corporation		COM		71715B409 399	17179	SH		Sole		16177		1002
Plains Exploration & Productio	COM		726505100 1039	29251	SH		Sole		29251
Positron Corp.			COM		737397125 44	489642	SH		Sole				489642
"RSA Security, Inc."		COM		749719100 3509	305658	SH		Sole		264383		41275
"Rigel Pharmaceuticals, Inc."	COM		766559603 2583	129654	SH		Sole		105777		23877
"SI International, Inc."	COM		78427V102 313	10438	SH		Sole		10438
STATS ChipPAC Ltd. - ADR	COM		85771T104 841	118175	SH		Sole		118175
"Salesforce.com, Inc."		COM		79466L302 1892	92396	SH		Sole		85934		6462
"Santarus, Inc."		COM		802817304 437	106600	SH		Sole		99400		7200
"SigmaTel, Inc."		COM		82661W107 320	18622	SH		Sole		8270		10352
"Silicon Laboratories, Inc."	COM		826919102 2474	94400	SH		Sole		93000		1400
"Sirius Satellite Radio, Inc."	COM		82966U103 106	16400	SH		Sole		6400		10000
Skyepharma Plc. (ADR shares)	COM		830808101 1748	175876	SH		Sole				175876
"SuperGen, Inc. 		COM		868059106 247	50009	SH		Sole				50009
"Tellabs, Inc."			COM		879664100 868	99792	SH		Sole		84168		15624
"TriZetto Group, Inc."		COM		896882107 560	40000	SH		Sole		40000
"VeriSign, Inc."		COM		92343E102 7112	247294	SH		Sole		229392		17902
Veritas Software Corp.		COM		923436109 793	32500	SH		Sole		32500
"Walter Industries, Inc."	COM		93317Q105 1608	40012	SH		Sole		40012
Witness Systems			COM		977424100 370	20307	SH		Sole		20307
"YaHoo!, Inc."			COM		984332106 3811	110000	SH		Sole		110000
